SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
U.S. federal statutory rate			$ (3,117)	$ (3,042)
U.S. federal statutory rate, percentage			21.00%	21.00%
State income taxes, net of federal benefit
State income taxes, net of federal benefit, percentage			0.00%	0.00%
Stock-based compensation			$ 84	$ 38
Nondeductible expenses stock-based compensation, percentage			(0.60%)	(0.30%)
Meals and entertainment			$ 28	$ 41
Nondeductible expenses meals and entertainment, percentage			0.20%	(0.30%)
Valuation allowance changes			$ 3,005	$ 2,963
Valuation allowance changes			(20.20%)	(20.50%)
Income tax expense (benefit)
Income tax expense			0.00%	0.00%